CONCENTRATION OF RISKS (Details) $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($) Customer	Dec. 31, 2019 Customer	Dec. 31, 2018 Customer
CONCENTRATION OF RISKS [Abstract]
Number of major customers | Customer	0	0	0
Minimum amount of single remittance may not be processed without approval	$ 1
Minimum amount of annual aggregate remittance may not be processed without approval	$ 50